Related party transactions	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Related party transactions
Note 12: Related party transactions
Our related party transactions comprise of expenses for use of intellectual property, borrowings, and sublease previously described. We may also incur other expenses with related parties in the ordinary course of business, which are included in the consolidated financial statements.
The following is a summary of expenses charged by our parent, DoubleU Games (in thousands):

	Three months ended June 30,		Six months ended June 30,		Statement of
	2022	2021	2022	2021	Income and Comprehensive Income Line Item
Royalty expense	$852	$1,028	$1,690	$2,162	Cost of revenue
Interest expense	454	513	925	1,022	Interest expense
Rent expense	320	356	655	712	General and administrative expense
Other expense	60	64	114	99	General and administrative expense
Amounts due to our parent, DUG, are as follows (in thousands):

	At June 30,	At December 31,	Statement of Consolidated
	2022	2021	Balance Sheet Line Item
4.6% Senior Notes with related party	$38,673	$42,176	Long-Term borrowing with related party

Royalties and other expenses	467	511	A/P and accrued expenses
Short-term lease liability	1,290	1,309	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	6,800	6,454	Other non-current liabilities
Long-term lease liability	338	1,078	Long-term lease liabilities